PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 3 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31, 2014	December 31, 2013
Equipment, furniture and fixtures	$2,340,301	$2,601,457
Leasehold improvements	3,949,308	2,384,904
	6,289,609	5,436,361
Less: accumulated depreciation	(4,376,881)	(4,809,810)
Property and equipment, net	$1,912,728	$626,551

During 2014, the Company opened five new stores in southern California and closed two stores, one in Arkansas and one in Washington.